Average Annual Total Returns - Monongahela All Cap Value Fund	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.59%	8.88%	9.27%
Monongahela All Cap Value Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	9.65%	9.93%	12.01%
Monongahela All Cap Value Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.07%	8.56%	10.69%
Monongahela All Cap Value Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.88%	7.71%	9.66%